NET REVENUES	12 Months Ended
Dec. 31, 2020
NET REVENUES
NET REVENUES

NOTE 20 - NET REVENUES:

	Year Ended December 31,
	2020	2019	2018
	U.S dollars in thousands
Movantik® revenues	59,356	—	—
Other revenues (1)	5,003	6,291	8,360
	64,359	6,291	8,360

1)

During the years 2019 and 2018, $3.1 million and $3.7 million, respectively, were attributed to the promotional services, and $3.2 million and $4.7 million, respectively, were attributed to commercialization of products. In 2020, the Company terminated the promotional agreements and recognized immaterial revenues from promotional services.